Shareholders' equity - Summary of Issued Capital (Detail) - CAD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,175.1
Issued pursuant to equity compensation plans		(1.2)	$ (4.5)
Repurchase of common shares for cancellation		(41.7)	(47.4)
Tax on repurchases of common shares		(0.7)
Balance, end of year		$ 2,135.2	2,175.1
Repurchase of common shares for cancellation		(4,484,820)
Common shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of year		$ 2,175.1	2,221.9
Issued pursuant to equity compensation plans	[1]	2.5	0.6
Repurchase of common shares for cancellation		(41.7)	(47.4)
Tax on repurchases of common shares	[2]	(0.7)
Balance, end of year		$ 2,135.2	$ 2,175.1
Balance, beginning of year		77,588,538	82,442,210
Issued pursuant to equity compensation plans	[1]	581,084	229,963
Repurchase of common shares for cancellation		(4,484,820)	(5,083,635)
Balance, end of year		73,684,802	77,588,538

[1]	Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.
[2]	Includes tax associated with share repurchases less share issuances under the Company's share-based compensation plans.